Debt and Capital Structure - Schedule of Short-Term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 0	$ 173
WRB Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	0	173	$ 120
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 0	$ 0